Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net
Schedule of property, equipment and software, net

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	3,591,861	4,149,947	584,507
Leasehold improvement	30,249	69,691	9,816
	3,622,110	4,219,638	594,323
Less: accumulated depreciation	(2,577,263)	(3,240,041)	(456,350)
	1,044,847	979,597	137,973